united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22669

AmericaFirst Quantitative Funds

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC, 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 06/30

Date of reporting period: 3/31/16

Item 1. Schedule of Investments.

AmericaFirst Defensive Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2016
Shares		Value
	COMMON STOCK - 92.2%
	BEVERAGES - 11.0%
8,702	Boston Beer Co., Inc. * (a)	$ 1,610,479
9,609	Coca-Cola Bottling Co. (a)	1,535,134
40,567	Coca-Cola Co. (a)	1,881,903
35,498	Coca-Cola Enterprises, Inc. (a)	1,801,169
18,766	Dr Pepper Snapple Group, Inc. (a)	1,678,056
17,485	PepsiCo, Inc. (a)	1,791,863
		10,298,604
	BIOTECHNOLOGY - 6.3%
5,795	Biogen, Inc. * (a)	1,508,554
17,499	Gilead Sciences, Inc. (a)	1,607,458
41,136	Myriad Genetics, Inc. * (a)	1,539,720
11,444	United Therapeutics Corp. * (a)	1,275,205
		5,930,937
	COMMERCIAL SERVICES - 1.6%
36,685	INC Research Holdings, Inc. * (a)	1,511,789

	COSMETICS/PERSONAL CARE - 2.0%
19,769	Estee Lauder Cos., Inc. (a)	1,864,414

	ELECTRIC - 7.1%
34,094	Black Hills Corp. (a)	2,050,072
229,690	Calpine Corp. * (a)	3,484,397
40,507	OGE Energy Corp. (a)	1,159,715
		6,694,184
	ELECTRONICS - 1.8%
42,122	Agilent Technologies, Inc. (a)	1,678,562

	ENGINEERING & CONSTRUCTION - 0.3%
2,936	SBA Communications Corp. * (a)	294,099

	FOOD - 15.8%
37,301	Cal-Maine Foods, Inc. (a)	1,936,295
32,774	Campbell Soup Co. (a)	2,090,653
82,635	Flowers Foods, Inc. (a)	1,525,442
74,577	Fresh Market, Inc. * (a)	2,127,682
30,204	General Mills, Inc. (a)	1,913,423
19,525	Hershey Co. (a)	1,798,057
14,111	JM Smucker Co. (a)	1,832,172
52,449	Whole Foods Market, Inc. (a)	1,631,688
		14,855,412
	GAS - 6.4%
22,419	AGL Resources, Inc. (a)	1,460,374
11,565	Sempra Energy (a)	1,203,338
82,544	UGI Corp. (a)	3,325,698
		5,989,410
	HEALTHCARE-SERVICES - 16.2%
12,576	Anthem, Inc. (a)	1,747,938
42,806	Centene Corp. * (a)	2,635,538
25,659	HCA Holdings, Inc. * (a)	2,002,685
22,715	ICON PLC * (a)	1,705,897
24,071	LifePoint Health, Inc. * (a)	1,666,917
24,538	MEDNAX, Inc. * (a)	1,585,646

AmericaFirst Defensive Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016
Shares		Value
	HEALTHCARE-SERVICES (Continued) - 16.2%
28,973	Molina Healthcare, Inc. * (a)	$ 1,868,469
22,088	WellCare Health Plans, Inc. * (a)	2,048,662
		15,261,752
	PHARMACEUTICALS - 14.5%
17,128	AmerisourceBergen Corp. (a)	1,482,428
19,731	Cardinal Health, Inc. (a)	1,616,955
20,439	Express Scripts Holding Co. * (a)	1,403,955
32,532	Herbalife Ltd * (a)	2,002,670
22,198	Mead Johnson Nutrition Co. (a)	1,886,164
52,774	Natural Health Trends Corp. (a)	1,749,458
54,502	Pfizer, Inc. (a)	1,615,439
31,873	VCA, Inc. * (a)	1,838,753
		13,595,822
	RETAIL - 1.9%
46,640	Nu Skin Enterprises, Inc. (a)	1,783,980

	TELECOMMUNICATIONS - 7.3%
121,792	CenturyLink, Inc. (a)	3,892,472
19,597	Level 3 Communications, Inc. * (a)	1,035,701
36,296	Verizon Communications, Inc. (a)	1,962,888
		6,891,061

	TOTAL COMMON STOCK (Cost - $83,751,684)	86,650,026

	SHORT-TERM INVESTMENTS - 1.1%
	MONEY MARKET FUND - 1.1%
1,080,049	Dreyfus Cash Management, Institutional Shares - 0.30% **	1,080,049
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,080,049)

	TOTAL INVESTMENTS IN SECURITIES HELD LONG - 93.3% (Cost - $84,831,733) (b)	$ 87,730,075
	TOTAL INVESTMENTS IN SECURITIES SOLD SHORT - (18.9) % (Proceeds - $18,757,407) (b)	(17,781,147)
	OTHER ASSETS LESS LIABILITIES - 25.6%	24,105,920
	NET ASSETS - 100.0%	$ 94,054,848

	INVESTMENTS IN SECURITIES SOLD SHORT* - (18.9) %
	COMMON STOCK - (18.9) %
	BIOTECHNOLOGY - (1.4) %
(33,422)	Ionis Pharmaceuticals, Inc.	(1,353,591)

	ELECTRONICS - (2.4) %
(88,932)	Trimble Navigation Ltd	(2,205,514)

	HEALTHCARE-PRODUCTS - (1.9) %
(53,680)	Insulet Corp.	(1,780,029)

	INTERNET - (4.0) %
(17,660)	MercadoLibre, Inc.	(2,081,231)
(77,860)	Zendesk, Inc.	(1,629,610)
		(3,710,841)

AmericaFirst Defensive Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016
Shares			Value
	PHARMACEUTICALS - (3.4) %
(170,000)	OPKO Health, Inc.		$ (1,766,300)
(27,475)	Pacira Pharmaceuticals, Inc.		(1,455,626)
			(3,221,926)
	PIPELINES - (3.7) %
(27,997)	Phillips 66 Partners LP		(1,752,332)
(47,792)	Shell Midstream Partners LP		(1,749,665)
			(3,501,997)
	SEMICONDUCTORS - (2.1) %
(704,298)	Advanced Micro Devices, Inc.		(2,007,249)

	TOTAL COMMON STOCK SOLD SHORT (Proceeds $18,757,407)		(17,781,147)

	TOTAL INVESTMENTS IN SECURITIES SOLD SHORT (Proceeds $18,757,407)		$ (17,781,147)

LP - Limited Partnership.
* Non-income producing security.
** The rate shown represents the rate at March 31, 2016 and is subject to change daily.
(a) All or a portion of the security is segregated as collateral for securities sold short at March 31, 2016.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including short sales, is $66,116,174 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 7,316,761
		Unrealized depreciation:	(3,484,007)
		Net unrealized appreciation:	$ 3,832,754

AmericaFirst Income Trends Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2016
Shares		Value
	COMMON STOCK - 72.7%
	ADVERTISING - 2.3%
17,276	MDC Partners, Inc. (a)	$ 407,714

	AGRICULTURE - 8.7%
6,496	Altria Group, Inc. (a)	407,039
5,145	Philip Morris International, Inc. (a)	504,776
27,928	Vector Group, Ltd. (a)	637,876
		1,549,691
	ELECTRIC - 9.5%
8,814	Ameren Corp. (a)	441,581
10,239	Avista Corp. (a)	417,546
13,633	Great Plains Energy, Inc. (a)	439,664
5,794	SCANA Corp. (a)	406,449
		1,705,240
	ENTERTAINMENT - 4.8%
21,199	SeaWorld Entertainment, Inc. (a)	446,451
7,597	Six Flags Entertainment Corp. (a)	421,558
		868,009
	FOOD - 2.1%
11,005	B&G Foods, Inc. (a)	383,084

	FOREST PRODUCTS & PAPER - 1.5%
8,763	Schweitzer-Mauduit International, Inc. (a)	275,859

	GAS - 2.1%
7,069	Northwest Natural Gas Co. (a)	380,666

	HEALTHCARE-PRODUCTS - 2.1%
18,286	Meridian Bioscience, Inc. (a)	376,874

	INTERNET - 2.5%
11,445	Cogent Communications Holdings, Inc. (a)	446,698

	OIL & GAS - 15.7%
112,708	CVR Refining LP (a)	1,361,513
61,639	Northern Tier Energy LP (a)	1,452,831
		2,814,344
	REAL ESTATE INVESTMENT TRUSTS - 8.5%
3,487	CoreSite Realty Corp. (a)	244,125
10,098	Education Realty Trust, Inc. (a)	420,077
14,790	Healthcare Realty Trust, Inc. (a)	456,863
3,876	Mid-America Apartment Communities, Inc. (a)	396,166
		1,517,231
	TRANSPORTATION - 12.9%
107,325	DHT Holdings, Inc. (a)	618,192
55,966	Nordic American Tankers Ltd (a)	788,561
64,863	Ship Finance International Ltd (a)	900,947
		2,307,700

	TOTAL COMMON STOCK (Cost - $13,860,392)	13,033,110

AmericaFirst Income Trends Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016
Principal		Value
	BONDS & NOTES - 25.5%
	DIVERSIFIED FINANCIAL SERVICES - 1.7%
$ 315,000	Navient Corp., 5.50%, 1/15/19 (a)	$ 311,063

	ELECTRIC - 1.8%
330,000	Calpine Corp., 5.75%, 1/15/25 (a)	318,038

	ENTERTAINMENT - 1.7%
300,000	AMC Entertainment, Inc., 5.75%, 6/15/25 (a)	308,250

	HEALTHCARE-SERVICES - 1.7%
300,000	Tenet Healthcare Corp., 8.125%, 4/1/22	310,125

	HOLDING COMPANIES-DIVERSIFIED - 1.6%
300,000	Leucadia National Corp., 5.50%, 10/18/23 (a)	282,370

	LODGING - 1.8%
300,000	MGM Resorts International, 6.625%, 12/15/21 (a)	323,250

	OIL & GAS - 4.5%
522,000	Chesapeake Energy Corp., 6.125%, 2/15/21 (a)	203,580
660,000	Chesapeake Energy Corp., 6.625%, 8/15/20 (a)	260,700
350,000	Petrobras Global Finance BV, 7.875%, 3/15/19 (a)	336,525
		800,805
	RETAIL - 1.7%
300,000	QVC, Inc., 4.375%, 3/15/23 (a)	293,809

	SOVEREIGN - 5.8%
700,000	United States Treasury Note, 7.625%, 2/15/25 (a)	1,041,742

	TELECOMMUNICATIONS - 3.2%
370,000	Sprint Corp., 7.25%, 9/15/21 (a)	284,438
340,000	Windstream Services LLC, 7.75%, 10/15/20 (a)	294,100
		578,538

	TOTAL BONDS & NOTES (Cost - $4,335,708)	4,567,990

Shares
	SHORT-TERM INVESTMENTS - 1.8%
	MONEY MARKET FUND - 1.8%
322,378	Dreyfus Cash Management, Institutional Shares - 0.30% ** (a)	322,378
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $322,378)

	TOTAL INVESTMENTS IN SECURITIES HELD LONG - 100.0% (Cost - $18,518,478) (b)	$ 17,923,478
	TOTAL INVESTMENTS IN SECURITIES SOLD SHORT - (16.9) % (Proceeds - $2,979,575) (b)	(3,037,207)
	OTHER ASSETS LESS LIABILITIES - 16.9%	3,047,217
	NET ASSETS - 100.0%	$ 17,933,488

AmericaFirst Income Trends Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016
Shares			Value
	INVESTMENTS IN SECURITIES SOLD SHORT* - (16.9) %
	COMMON STOCK - (16.9) %
	ENERGY-ALTERNATE SOURCES - (3.1) %
(29,571)	Pattern Energy Group, Inc.		$ (563,919)

	OIL & GAS - (6.3) %
(12,212)	Anadarko Petroleum Corp.		(568,713)
(17,910)	Noble Energy, Inc.		(562,553)
			(1,131,266)
	REAL ESTATE INVESTMENT TRUSTS - (4.0) %
(39,709)	Senior Housing Properties Trust		(710,394)

	TRANSPORTATION - (3.5) %
(35,149)	Golar LNG Ltd		(631,628)

	TOTAL COMMON STOCK SOLD SHORT (Proceeds $2,979,575)		(3,037,207)

	TOTAL INVESTMENTS IN SECURITIES SOLD SHORT (Proceeds $2,979,575)		$ (3,037,207)

LLC - Limited Liability Company.
LP - Limited Partnership.
* Non-income producing security.
** The rate shown represents the rate at March 31, 2016 and is subject to change daily.
(a) All or a portion of the security is segregated as collateral for securities sold short at March 31, 2016.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including short sales, is $15,513,316 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 1,096,884
		Unrealized depreciation:	(1,723,929)
		Net unrealized depreciation:	$ (627,045)

AmericaFirst Tactical Alpha Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2016
Shares		Value
	COMMON STOCK - 77.4%
	AEROSPACE/DEFENSE - 2.1%
2,101	L-3 Communications Holdings, Inc.	$ 248,969

	AGRICULTURE - 2.2%
4,478	Universal Corp.	254,395

	BEVERAGES - 2.0%
1,244	Boston Beer Co., Inc. * (a)	230,227

	BIOTECHNOLOGY - 3.3%
820	Biogen, Inc. *	213,462
1,603	United Therapeutics Corp. *	178,622
		392,084
	COMMERCIAL SERVICES- 1.4%
5,767	Barrett Business Services, Inc.	165,801

	COMPUTERS- 7.6%
34,399	Brocade Communications Systems, Inc.	363,941
9,663	Computer Sciences Corp.	332,311
7,218	NetApp, Inc.	196,979
		893,231
	COSMETICS/PERSONAL CARE- 2.3%
2,852	Estee Lauder Cos, Inc.	268,972

	DIVERSIFIED FINANCIAL SERVICES - 4.3%
3,939	American Express Co.	241,855
5,109	Discover Financial Services (a)	260,150
		502,005
	ELECTRIC - 2.6%
11,861	Korea Electric Power Corp. - ADR	305,421

	ELECTRONICS - 2.3%
11,832	Sanmina Corp. *	276,632

	ENGINEERING & CONSTRUCTION - 6.9%
13,004	Aegion Corp. *	274,254
14,448	MasTec, Inc. *	292,428
2,390	SBA Communications Corp. *	239,406
		806,088
	FOOD - 3.7%
11,685	Flowers Foods, Inc.	215,705
37,036	SUPERVALU, Inc. *	213,327
		429,032
	HEALTHCARE-PRODUCTS - 2.1%
8,870	VWR Corp. *	240,022

	INSURANCE - 7.4%
4,412	Allstate Corp. (a)	297,236
4,873	Axis Capital Holdings, Ltd. (a)	270,257
1,496	Everest Re Group, Ltd. (a)	295,355
		862,848

	AmericaFirst Tactical Alpha Fund
	SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
	March 31, 2016
Shares		Value
	OIL & GAS - 6.9%
4,187	China Petroleum & Chemical Corp. - ADR	$ 272,783
2,406	CNOOC Ltd - ADR	281,646
3,828	PetroChina Co Ltd - ADR *	253,796
		808,225
	PHARMACEUTICALS - 4.2%
10,032	Catalent, Inc.	267,553
7,779	Pfizer, Inc.	230,570
		498,123
	STORAGE/WAREHOUSING - 2.6%
20,978	Wesco Aircraft Holdings, Inc. *	301,873

	TELECOMMUNICATIONS - 13.5%
7,255	BT Group PLC - ADR	232,740
20,821	China Unicom Hong Kong Ltd - ADR	274,004
29,858	Iridium Communications, Inc. *	234,982
2,798	Motorola Solutions, Inc.	211,809
11,666	Shenandoah Telecommunications Co.	312,066
29,577	Turkcell Iletisim Hizmetleri AS - ADR	310,854
		1,576,455

	TOTAL COMMON STOCK (Cost - $8,723,698)	9,060,403

	EXCHANGE-TRADED FUNDS - 21.1%
	ASSET ALLOCATION FUND - 10.0%
47,580	PowerShares DB U.S. Dollar Index Bullish Fund * (a)	1,167,613

	COMMODITY FUND - 0.0%
10	United States Natural Gas Fund LP *	67

	DEBT FUND - 11.1%
45,973	PowerShares Emerging Markets Sovereign Debt Portfolio	1,301,036

	TOTAL EXCHANGE-TRADED FUNDS (Cost - $2,449,711)	2,468,716

	SHORT-TERM INVESTMENTS - 0.4%
	MONEY MARKET FUND - 0.4%
41,659	Dreyfus Cash Management, Institutional Shares - 0.30% **	41,659
	TOTAL SHORT-TERM INVESTMENTS (Cost - $41,659)

	TOTAL INVESTMENTS IN SECURITIES HELD LONG - 98.9% (Cost - $11,215,068) (b)	$ 11,570,778
	TOTAL INVESTMENTS IN SECURITIES SOLD SHORT - (9.6) % (Proceeds - $1,102,065) (b)	(1,125,968)
	OTHER ASSETS LESS LIABILITIES - 10.7%	1,259,190
	NET ASSETS - 100.0%	$ 11,704,000

	INVESTMENTS IN SECURITIES SOLD SHORT* - (9.6) %
	COMMON STOCK - (9.6) %
	AUTO MANUFACTURERS - (5.2) %
(7,766)	Tata Motors Ltd - ADR	(225,602)
(7,099)	Honda Motor Co. Ltd - ADR	(194,087)
(1,811)	Toyota Motor Corp. - ADR	(192,546)
		(612,235)

AmericaFirst Tactical Alpha Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2016
Shares			Value
	ELECTRIC - (2.3) %
(10,516)	Korea Electric Power Corp. - ADR		$ (270,787)

	TELECOMMUNICATIONS - (2.1) %
(5,617)	Nippon Telegraph & Telephone Corp. - ADR		(242,879)

	TOTAL COMMON STOCK SOLD SHORT (Proceeds - $1,101,932)		(1,125,901)

	EXCHANGE-TRADED FUND - (0.0) %
	COMMODITY FUND - (0.0) %
(10)	United States Gasoline Fund LP		(67)
	TOTAL EXCHANGE-TRADED FUND SOLD SHORT (Proceeds - $133)

	TOTAL INVESTMENTS IN SECURITIES SOLD SHORT (Proceeds - $1,102,065)		$ (1,125,968)

ADR - American Depositary Receipt.
LP - Limited Partnership.
PLC - Public Limited Company.
* Non-income producing security.
** The rate shown represents the rate at March 31, 2016 and is subject to change daily.
(a) All or a portion of the security is segregated as collateral for securities sold short at March 31, 2016.
(b) Represent cost for financial reporting purposes. Aggregate cost for federal tax purposes, including short sales, is $10,171,841 and differs from market value by new unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 794,693
		Unrealized depreciation:	(521,724)
		Net unrealized appreciation:	$ 272,969

AmericaFirst Quantitative Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2016
Shares		Value
	COMMON STOCK - 71.3%
	AGRICULTURE - 2.0%
11,673	Universal Corp. (a)	$ 663,143

	AIRLINES - 10.0%
13,205	Alaska Air Group, Inc. (a)	1,083,074
25,103	American Airlines Group, Inc. (a)	1,029,474
80,929	AMR Corp. *	93,068
24,689	Southwest Airlines Co. (a)	1,106,067
		3,311,683
	AUTOPARTS & EQUIPMENT - 2.2%
9,285	Visteon Corp. (a)	738,993

	BANKS - 2.4%
13,732	State Street Corp. (a)	803,597

	BIOTECHNOLOGY - 1.8%
6,469	Gilead Sciences, Inc. (a)	594,242

	COMPUTERS - 5.1%
65,035	Brocade Communications Systems, Inc. (a)	688,070
17,788	Computer Sciences Corp. (a)	611,729
15,200	NetApp, Inc. (a)	414,808
		1,714,607
	DIVERSIFIED FINANCIAL SERVICES - 2.9%
7,530	American Express Co. (a)	462,342
9,767	Discover Financial Services (a)	497,336
		959,678
	ELECTRIC - 2.3%
9,576	Entergy Corp. (a)	759,185

	ELECTRONICS - 3.0%
5,493	OSI Systems, Inc. * (a)	359,737
26,719	Sanmina Corp. * (a)	624,690
		984,427
	FOOD - 6.6%
14,127	Cal-Maine Foods, Inc. (a)	733,333
10,610	Post Holdings, Inc. * (a)	729,650
8,343	TreeHouse Foods, Inc. * (a)	723,755
		2,186,738
	GAS - 2.3%
15,313	National Fuel Gas Co. (a)	766,416

	HEALTHCARE-PRODUCTS - 1.9%
8,102	Varian Medical Systems, Inc. (a)	648,322

	INSURANCE - 15.0%
8,435	Allstate Corp. (a)	568,266
13,200	Assurant, Inc. (a)	1,018,380
9,315	Axis Capital Holdings Ltd (a)	516,610
2,860	Everest Re Group Ltd (a)	564,650
24,462	Hartford Financial Services Group, Inc. (a)	1,127,209
12,427	Reinsurance Group of America, Inc. (a)	1,196,099
		4,991,214
	OIL & GAS - 2.6%
10,089	Tesoro Corp. (a)	867,755

	PHARMACEUTICALS - 2.4%
36,107	Depomed, Inc. * (a)	502,971
16,317	Lannett Co, Inc. * (a)	292,564
		795,535

AmericaFirst Quantitative Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2016
Shares		Value
	RETAIL - 2.0%
17,277	Nu Skin Enterprises, Inc. (a)	$ 660,845

	TELECOMMUNICATIONS- 6.8%
15,131	BT Group PLC - ADR (a)	485,402
62,271	Iridium Communications, Inc. * (a)	490,073
24,330	Shenandoah Telecommunications Co. (a)	650,828
61,684	Turkcell Iletisim Hizmetleri AS - ADR (a)	648,299
		2,274,602

	TOTAL COMMON STOCK (Cost - $24,167,256)	23,720,982

	EXCHANGE-TRADED FUNDS - 24.9%
	COMMODITY FUNDS - 3.9%
20,001	iPath Bloomberg Sugar Subindex Total Return ETN *	707,835
60,100	United States Oil Fund LP * (a)	582,970
		1,290,805
	DEBT FUND - 21.0%
53,500	iShares 20+ Year Treasury Bond ETF (a)	6,987,635

	TOTAL EXCHANGE-TRADED FUNDS (Cost - $8,371,327)	8,278,440

Principal
	BONDS & NOTES - 0.1%
	BANKS - 0.1%
$ 20,000	Banco Hipotecario SA, 9.75%, 4/27/16 (a)	19,993
	TOTAL BONDS & NOTES (Cost - $19,979)

Shares
	SHORT-TERM INVESTMENTS - 4.0%
	MONEY MARKET FUND - 4.0%
1,344,594	Dreyfus Cash Management, Institutional Shares, 0.30% ** (a)	1,344,594
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,344,594)

	TOTAL INVESTMENTS IN SECURITIES HELD LONG - 100.3% (Cost - $33,903,156) (b)	$ 33,364,009
	TOTAL INVESTMENTS IN SECURITIES SOLD SHORT - (19.2) % (Proceeds - $6,497,363) (b)	(6,400,936)
	OTHER ASSETS LESS LIABILITIES - 18.9%	6,283,926
	NET ASSETS - 100.0%	$ 33,246,999

	INVESTMENTS IN SECURITIES SOLD SHORT* - (19.2) %
	COMMON STOCK - (16.5) %
	BEVERAGES - (1.1) %
(3,427)	Diageo PLC - ADR	(369,670)

	ENERGY-ALTERNATIVE SOURCES - (2.3) %
(40,945)	Pattern Energy Group, Inc.	(780,821)

	HEALTHCARE-PRODUCTS - (1.1) %
(4,873)	Medtronic PLC	(365,475)

	OIL & GAS - (7.4) %
(16,910)	Anadarko Petroleum Corp.	(787,499)
(20,111)	Murphy Oil Corp.	(506,596)
(24,799)	Noble Energy, Inc.	(778,937)
(8,136)	Royal Dutch Shell PLC - ADR	(394,189)
		(2,467,221)
	PHARMACEUTICALS - (0.9) %
(4,306)	Novartis AG - ADR	(311,927)

AmericaFirst Quantitative Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2016
Shares		Value
	REAL ESTATE INVESTMENT TRUSTS - (1.3) %
(24,436)	Senior Housing Properties Trust	$ (437,160)

	SOFTWARE - (1.2) %
(4,787)	SAP SE - ADR	(384,971)

	TRANSPORTATION - (1.2) %
(21,630)	Golar LNG Ltd	(388,691)

	TOTAL COMMON STOCK SOLD SHORT (Proceeds - $5,502,144)	(5,505,936)

	EXCHANGE-.TRADED FUNDS - (2.7) %
	COMMODITY FUND - (0.8) %
(38,000)	United States Natural Gas Fund LP	(253,080)

	EQUITY FUND - (1.9) %
(59,000)	iPATH S&P 500 VIX Mid-Term Futures ETN	(641,920)

	TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Proceeds - $995,219)	(895,000)

	TOTAL INVESTMENTS IN SECURITIES SOLD SHORT (Proceeds - $6,497,363)	$ (6,400,936)

ADR - American Depositary Receipt.
LP - Limited Partnership.
PLC - Public Limited Company.
* Non-income producing security.
** The rate shown represents the rate at March 31, 2016 and is subject to change daily.
(a) All or a portion of the security is segregated as collateral for securities sold short at March 31, 2016.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including short sales, is $27,466,092 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 1,794,683
	Unrealized depreciation:	(2,297,702)
	Net unrealized depreciation:	$ (503,019)

AmericaFirst Seasonal Trends Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2016
Shares		Value
	COMMON STOCK - 99.5%
	AEROSPACE/DEFENSE - 4.2%
8,772	Spirit AeroSystems Holdings, Inc. *	$ 397,898

	APPAREL - 3.9%
5,998	NIKE Inc	368,697

	BANKS - 4.1%
5,991	Northern Trust Corp.	390,433

	BUILDING MATERIALS - 5.1%
8,178	US Concrete, Inc. *	487,245

	CHEMICALS - 8.5%
12,397	CF Industries Holdings, Inc.	388,522
48,744	Platform Specialty Products Corp. *	419,198
		807,720
	COMMERCIAL SERVICES - 4.5%
12,071	Cardtronics, Inc. *	434,435

	COMPUTERS - 4.4%
3,821	Apple, Inc.	416,451

	DISTRIBUTION/WHOLESALE - 9.3%
4,401	Pool Corp.	386,144
9,210	WESCO International, Inc. *	503,511
		889,655
	DIVERSIFIED FINANCIAL SERVICES - 12.3%
15,786	E*TRADE Financial Corp. *	386,599
11,525	Interactive Brokers Group, Inc.	453,163
11,115	Stifel Financial Corp. *	329,004
		1,168,766
	ENGINEERING & CONSTRUCTION - 4.4%
13,554	AECOM *	417,328

	ENTERTAINMENT - 4.2%
2,975	Vail Resorts, Inc.	397,758

	HOME BUILDERS - 4.1%
225	NVR, Inc. *	389,790

	INSURANCE - 4.3%
10,821	First American Financial Corp.	412,388

	INTERNET - 8.5%
634	Amazon.com, Inc. *	376,368
4,920	VeriSign, Inc. *	435,617
		811,985
	MACHINERY-DIVERSIFIED - 4.0%
7,626	AGCO Corp.	379,012

	MINING - 5.2%
65,210	Teck Resources Ltd	496,248

	PACKAGING & CONTAINERS - 4.3%
10,542	WestRock Co	411,454

AmericaFirst Seasonal Trends Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2016
Shares			Value
	SOFTWARE - 4.2%
3,894	InterXion Holding *		$ 405,015

	TOTAL COMMON STOCK (Cost - $8,370,554)		9,482,278

	SHORT-TERM INVESTMENTS - 0.4%
	MONEY MARKET FUND - 0.4%
33,907	Dreyfus Cash Management, Institutional Shares, 0.30% **		33,907
	TOTAL SHORT-TERM INVESTMENTS (Cost - $33,907)

	TOTAL INVESTMENTS - 99.9% (Cost - $8,404,461) (a)		$ 9,516,185
	OTHER ASSETS LESS LIABILITIES - 0.1%		11,579
	NET ASSETS - 100.0%		$ 9,527,764

* Non-income producing security
** The rate shown represents the rate at March 31, 2016 and is subject to change daily.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $8,404,461 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 1,159,275
		Unrealized depreciation:	(47,551)
		Net unrealized appreciation	$ 1,111,724

AmericaFirst Quantitative Funds
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2016

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange-Traded Funds – The Portfolios may invest in exchange-traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Short Sales – A "short sale" is a transaction in which a Fund sells a security it does not own, but has borrowed in anticipation that the market price of that security will decline. A Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which a fund sold the security short.

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

AmericaFirst Quantitative Funds
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2016
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2016 for the Funds' assets and liabilities measured at fair value:

AmericaFirst Defensive Growth Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 86,650,026	$ -	$ -	$ 86,650,026
Short-Term Investments	1,080,049	-	-	1,080,049
Total	$ 87,730,075	$ -	$ -	$ 87,730,075

Liabilities*	Level 1	Level 2	Level 3	Total
Common Stock Sold Short	$ 17,781,147	$ -	$ -	$ 17,781,147
Total	$ 17,781,147	$ -	$ -	$ 17,781,147

AmericaFirst Income Trends Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 13,033,110	$ -	$ -	$ 13,033,110
Bonds & Notes	-	4,567,990	-	4,567,990
Short-Term Investments	322,378	-	-	322,378
Total	$ 13,355,488	$ 4,567,990	$ -	$ 17,923,478

Liabilities*	Level 1	Level 2	Level 3	Total
Common Stock Sold Short	$ 3,037,207	$ -	$ -	$ 3,037,207
Total	$ 3,037,207	$ -	$ -	$ 3,037,207

AmericaFirst Tactical Alpha Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 9,060,403	$ -	$ -	$ 9,060,403
Exchange-Traded Funds	2,468,716	-	-	2,468,716
Short-Term Investments	41,659	-	-	41,659
Total	$ 11,570,778	$ -	$ -	$ 11,570,778

Liabilities*	Level 1	Level 2	Level 3	Total
Common Stock Sold Short	$ 1,125,901	$ -	$ -	$ 1,125,901
Exchange-Traded Fund Sold Short	67	-	-	67
Total	$ 1,125,968	$ -	$ -	$ 1,125,968

AmericaFirst Quantitative Strategies Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 23,720,982	$ -	$ -	$ 23,720,982
Exchange-Traded Funds	8,278,440	-	-	8,278,440
Bonds & Notes	-	19,993	-	19,993
Short-Term Investments	1,344,594	-	-	1,344,594
Total	$ 33,344,016	$ 19,993	$ -	$ 33,364,009

Liabilities*	Level 1	Level 2	Level 3	Total
Common Stock Sold Short	$ 5,505,936	$ -	$ -	$ 5,505,936
Exchange-Traded Fund Sold Short	895,000	-	-	895,000
Total	$ 6,400,936	$ -	$ -	$ 6,400,936

AmericaFirst Seasonal Trends Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 9,482,278	$ -	$ -	$ 9,482,278
Short-Term Investments	33,907	-	-	33,907
Total	$ 9,516,185	$ -	$ -	$ 9,516,185

The Funds did not hold any Level 3 securities during the period.
There were no transfers into and out of Level 1 and Level 2 for the Funds during the current period presented.
It is the Funds' policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
*See Schedule of Investments for industry classifications.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AmericaFirst Quantitative Funds

By (Signature and Title)

*/s/ Andrew Rogers

Andrew Rogers, Principal Executive Officer

Date 5/24/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

Andrew Rogers, Principal Executive Officer

Date 5/24/16

By (Signature and Title)

*/s/ James Colantino

James Colantino, Principal Financial Officer

Date 5/24/16